Mandatorily Redeemable Preferred Shares (Detail) - USD ($)				5 Months Ended
	Aug. 10, 2022	Jul. 21, 2022	Apr. 25, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock per share (in dollars per share)								$ 1
Gain (loss) on redemption of preferred shares			$ 34,622,000
Equity modifications measured based on fair value option, change in fair value					$ 45,609,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gain (loss) on redemption of preferred shares			$ 34,622,000
Legacy Bridger Series B Preferred Shares [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock shares issued (in shares)								60,000,000
Preferred stock, shares outstanding (in shares)			60,000,000	0	0			60,000,000
Mandatorily redeemable preferred shares accrued interest rate								17.50%
Percentage of company's voting stock or asset						50.00%
Preferred stock redemption amount			$ 9,999,000
Preferred stock value outstanding			$ 69,999,000
Legacy Bridger Series B Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock shares issued (in shares)								60,000,000
Preferred stock, shares outstanding (in shares)			60,000,000
Preferred stock per share (in dollars per share)								$ 1
Mandatorily redeemable preferred shares accrued interest rate								17.50%
Percentage of company's voting stock or asset							50.00%
Preferred stock redemption amount			$ 9,999,000					$ 6,413,000
Preferred stock value outstanding			69,999,000
Legacy Bridger Series B Preferred Shares [Member] | Shares Redeemed
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Mandatorily redeemable preferred shares accrued interest rate						17.50%
Legacy Bridger Series B Preferred Shares [Member] | Shares Redeemed | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Mandatorily redeemable preferred shares accrued interest rate							17.50%
Legacy Bridger Series B Preferred Shares [Member] | Shares Not Redeemed
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Mandatorily redeemable preferred shares accrued interest rate						21.50%
Legacy Bridger Series B Preferred Shares [Member] | Shares Not Redeemed | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Mandatorily redeemable preferred shares accrued interest rate							21.50%
Legacy Bridger Series A1 Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock redeemed called during period value	$ 136,250,000		100,000,000
Equity modifications measured based on fair value option recorded amount			132,331,000
Gain (loss) on extinguishment of equity modification amount at fair value			0
Equity modifications increase accrued interest			3,919,000
Legacy Bridger Series A1 Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock redeemed called during period value			100,000,000
Equity modifications measured based on fair value option recorded amount			132,331,000
Legacy Bridger Series A2 Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock redeemed called during period value			100,000,000	$ 136,250,000
Equity modifications measured based on fair value option recorded amount			132,331,000
Gain (loss) on extinguishment of equity modification amount at fair value			0
Equity modifications increase accrued interest			3,919,000
Legacy Bridger Series A2 Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock redeemed called during period value	$ 136,250,000
Gain (loss) on extinguishment of equity modification amount at fair value			0
Equity modifications increase accrued interest			$ 3,919,000
Legacy Bridger Series A Preferred Shares [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares outstanding (in shares)				0	0
Temporary equity stock redeemed during the period shares (in shares)		6,055,556	4,444,444
Percentage of preferred stock accrued interest			12.00%
Percentage of sale of businesses representing the voting stock			50.00%
Preferred stock redemption multiplier			2.25
Temporary equity shares authorized (in shares)								10,500,000
Temporary equity par value (in dollars per share)								$ 0.001
Temporary equity carrying amount								$ 105,000,000
Legacy Bridger Series A Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Temporary equity stock redeemed during the period shares (in shares)		6,055,556	4,444,444
Percentage of preferred stock accrued interest			12.00%
Percentage of sale of businesses representing the voting stock			50.00%
Preferred stock redemption multiplier			2.25
Temporary equity shares authorized (in shares)								10,500,000
Temporary equity par value (in dollars per share)								$ 0.001
Temporary equity carrying amount								$ 105,000,000
Series A1Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock shares issued (in shares)								10,243,936
Preferred stock, shares outstanding (in shares)								10,243,936
Preferred stock redemption amount								$ 146,668,000
Preferred stock value outstanding								$ 105,000,000
Series A2Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock shares issued (in shares)								256,064
Preferred stock, shares outstanding (in shares)								256,064
Preferred stock redemption amount								$ 146,668,000
Preferred stock value outstanding								$ 105,000,000